Note 21 - Segment Information (Details) - Percentage of Net Sales to Major Customer (Customer Concentration Risk [Member], Sales [Member])	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Customer A [Member]
Concentration Risk [Line Items]
Revenue percentage by customer	12.00%	15.00%	9.00%
Customer B [Member]
Concentration Risk [Line Items]
Revenue percentage by customer	10.00%	7.00%	10.00%
Customer C [Member]
Concentration Risk [Line Items]
Revenue percentage by customer	4.00%	10.00%	5.00%